Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss			$ (1,065,890)	$ (3,387,390)		$ (4,157,737)		$ (4,340,975)	$ (11,525,102)
Amortization and depreciation						255,046		1,125,254	1,207,510
Share-based compensation								1,265,189	1,646,999
Loss on investments in marketable securities, net								9,266	134,134
Unrealized gain from fair value change of the long-term investments, net								(6,431,088)	(6,108,872)
Impairment loss of long-term investment						1,000,000		77,200	520,821
(Gain) loss on disposal of long-lived assets						(58,621)		110,852	205,189
Impairment loss on long-lived assets						1,699,481		750,381
Allowance for credit loss of due from a related party								521,007
Write-off of prepayment and other receivables						45,677		62,369
Write-off of accounts receivable						6,280
Write-down of inventories								13,206
Gain on disposal of subsidiaries				4,271		(703)
Amortization of right-of-use assets						50,520		252,345	349,031
Interest income									(235,560)
Interest expense and accretion of convertible debts						180,000		45,266	87,537
Accretion of finance lease obligation									1,435
Reversal of deferred cash bonus								(1,646,228)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation						255,046		1,125,254	1,207,510
Share-based compensation								1,265,189	1,646,999
Loss on investments in marketable securities, net								9,266	134,134
Unrealized gain from fair value change of the long-term investments, net								(6,431,088)	(6,108,872)
Impairment loss of long-term investment						1,000,000		77,200	520,821
(Gain) loss on disposal of long-lived assets						(58,621)		110,852	205,189
Impairment loss on long-lived assets						1,699,481		750,381
Allowance for credit loss of due from a related party								521,007
Write-off of prepayment and other receivables						45,677		62,369
Write-off of accounts receivable						6,280
Write-down of inventories								13,206
Gain on disposal of subsidiaries				4,271		(703)
Amortization of right-of-use assets						50,520		252,345	349,031
Interest income									(235,560)
Interest expense and accretion of convertible debts						180,000		45,266	87,537
Accretion of finance lease obligation									1,435
Reversal of deferred cash bonus								(1,646,228)
Changes in operating assets and liabilities
Accounts receivable						41,349		126,717	(95,704)
Inventories								14,516	8,053
Other receivables and prepayments						291,078		227,457	(29,856)
Long-term deposits								29,106	19,328
Amounts due from related parties						961		63,050	(46,349)
Amounts due to related parties						464		(8,524)	(6,805)
Accounts payable and accrued expenses						(422,705)		398,635	1,918,751
Operating lease liabilities						(120,824)		(389,365)	(369,505)
Net cash used in operating activities			(1,300,827)	(1,309,380)		(1,189,734)		(7,724,364)	(12,318,965)
Cash flows from investing activities
Purchases of property and equipment								(3,015)	(186,916)
Proceeds from disposal of property and equipment						58,621		15,385
Disposal of subsidiaries, net of cash disposed
Proceeds from sales of investment securities								93,215
Loan to a related party								(92,459)	(330,341)
Repayment of loan and interest from a related party								611,641	2,962,153
Net cash provided by investing activities				58,621		58,621		624,767	2,444,896
Cash flows from financing activities
Loan from related parties								2,500,000	500,000
Proceeds from issuance of subsidiaries shares									5,360
Proceeds from issuance of Class A Ordinary Shares and warrants								1,575,562
Exercise of share options								16,506	169,460
Loan from a bank									3,000,000
Repayment of bank loan								(3,000,000)
Proceeds from issuance of convertible notes								3,000,000	3,000,000
Payment of finance lease obligations									(49,358)
Proceeds from issuance of Class A Ordinary Shares			3,070,000
Payment of offering cost			(370,800)
Net cash provided by financing activities			2,699,200					4,092,068	6,625,462
Net increase (decrease) in cash			1,398,373	(1,250,759)		(1,131,113)		(3,007,529)	(3,248,607)
Cash – Beginning of period			874,238	2,005,351		2,005,351		5,012,880	8,261,487
Cash – End of period			2,272,611	754,592		874,238		2,005,351	5,012,880
Supplemental disclosures of cash flow information
Interest paid								94,108	64,744
Income taxes paid
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities								338,525	549,596
Convertible notes converted to Class A Ordinary Shares								6,000,000
Settlement of deferred cash bonus by issuance of share options or shares				$ 451,660		451,660		3,078,196
Reconciliation of cash and restricted cash
Cash and cash equivalents						874,238		2,005,351	1,882,545
Restricted cash									3,130,335
Total cash and cash equivalents and restricted cash shown in the consolidated statements of cash flows						$ 874,238		$ 2,005,351	$ 5,012,880
Diamir Biosciences Corp
Cash flows from operating activities
Net loss	$ (409,955)	$ (282,532)			$ (743,235)		$ (614,405)
Deferred offering costs expensed					150,526
Share-based compensation		20,418			24,312		194,846
Depreciation expense	9,772	10,155			20,828		20,052
Noncash lease expense	18,925	18,378			(1,830)		(8,450)
Amortization of note discount	31,550	19,349			43,538		25,367
Adjustments to reconcile net loss to net cash used in operating activities
Deferred offering costs expensed					150,526
Share-based compensation		20,418			24,312		194,846
Changes in operating assets and liabilities
Accounts receivable	(131,091)	85,086			89,281		(89,281)
Prepaid expenses	40,945	(36,514)			(77,036)		(89,334)
Accounts payable and accrued expenses	441,538	12,941			83,210		108,997
Accrued interest	25,607	15,617			34,634		23,232
Deferred revenue	(43,982)				43,982
Income taxes payable	(176,002)	9,445			16,483		112,947
Operating lease liabilities	(22,315)	(18,204)			1,867		7,115
Net cash used in operating activities	(215,008)	(145,861)			(313,440)		(308,914)
Cash flows from investing activities
Purchases of property and equipment	(6,938)						(1,278)
Net cash provided by investing activities	(6,938)						(1,278)
Cash flows from financing activities
Proceeds from notes payable	250,000	200,000			300,000		200,000
Net cash provided by financing activities	250,000	200,000			300,000		200,000
Net increase (decrease) in cash	28,054	54,139			(13,440)		(110,192)
Cash – Beginning of period	56,836	70,276			70,276		180,468
Cash – End of period	84,890	124,415			56,836		70,276
Non-cash investing and financing activities:
Discounts on note payable to founder	12,694	24,970			34,692		35,063
Supplemental disclosures of cash flow information
Interest paid
Income taxes paid					$ 1,456		$ 1,456